SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

13.SHARE-BASED COMPENSATION

In February 2007, the Group adopted the 2007 Global Share Plan which allows the Group to offer incentive awards to employees, officers, directors and consultants or advisors (the “Participants”). Under the 2007 Global Share Plan, the Group may issue incentive awards to the Participants to purchase not more than 100,000,000 ordinary shares. In June 2007, the Group adopted the 2008 Global Share Plan which allows the Group to offer incentive awards to Participants to purchase up to 30,000,000 ordinary shares. In October 2008, the Group increased the maximum number of incentive awards available under the 2008 Global Share Plan to 70,000,000. In September 2009, the Group adopted the 2009 Share Incentive Plan which allows the Group to offer incentive awards to Participants. Under the 2009 Share Incentive Plan, the Group may issue incentive awards to purchase up to 30,000,000 ordinary shares. In August 2010, the Group increased the maximum number of incentive awards available under the 2009 Share Incentive Plan to 150,000,000. In March 2015, the Group increased the maximum number of incentive awards available under the 2009 Share Incentive Plan to 430,000,000. The 2007 and 2008 Global Share Plans and 2009 Share Incentive Plan (collectively, the “Incentive Award Plans”) contain the same terms and conditions. The incentive awards granted under the Incentive Award Plans typically have a maximum life of ten years and vest in typical ways as listed below:

a.)Vest 50% on the second anniversary of the stated vesting commencement date with the remaining 50% vesting ratably over the following two years;

b.)Vest over a period of ten years in equal yearly installments;

As of December 31, 2022, the Group had granted a total of 245,776,690 options and 277,921,390 nonvested restricted stocks in total, which were subject to adjustment on performance condition.

Share options

No share options were outstanding as of December 31, 2022.

Nonvested restricted stocks

The fair value of nonvested restricted stock with service conditions or performance conditions is based on the fair market value of the underlying ordinary shares on the date of grant.

In 2020, 2021 and 2022, the Group granted nil, nil and 31,683,100 nonvested restricted stocks, respectively to senior officers and managers, each was in ten tranches with performance conditions. Each tranche is accounted for as a separate award with the same grant date, its own service inception date and requisite service period. The share-based compensation cost is recognized for each vesting tranche during the respective service period based on the estimated performance conditions at the service inception date. The Group reassesses the performance condition at each reporting period for true up. For each tranche, 50% vests on the second anniversary of the vesting commencement date with the remaining 50% vesting ratably over the following two years.

The following table summarized the Group’s nonvested restricted stock activities in 2022.

		Weighted Average Grant
	Number of Restricted	Date
	Stocks	Fair Value
		US$
Nonvested restricted stocks outstanding at January 1, 2022	53,696,490	1.20
Granted	39,153,240	2.53
Forfeited	(2,157,320)	1.41
Vested	(9,462,340)	1.40
Adjusted for performance conditions	(4,290,920)	0.63
Nonvested restricted stocks outstanding at December 31, 2022	76,939,150	1.88

For the years ended December 31, 2020, 2021 and 2022, the Group recognized share-based compensation expenses of RMB122, RMB109 and RMB87, respectively, which were classified as follows:

	Years Ended December 31,
	2020	2021	2022
Hotel operating costs	42	39	33
Selling and marketing expenses	4	4	4
General and administrative expenses	76	66	50
Total	122	109	87

As of December 31, 2022, there was RMB823 in unrecognized compensation costs, net of estimated forfeitures, related to unvested restricted stocks, which is expected to be recognized over a weighted-average period of 3.62 years.